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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia  30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404) 870-0700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn                Atlanta, Georgia     05/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           None
                                        --------------------

Form 13F Information Table Entry Total:       105
                                        --------------------

Form 13F Information Table Value Total: $ 409,507
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                                 002824100     8083   131874 SH       Sole                   131874
AEROPOSTALE COM                                 007865108     7722   357177 SH       Sole                   357177
ALMOST FAMILY INC COM                           020409108     3111   119619 SH       Sole                   119619
ALPHA NATURAL RESOURCES INC CO                  02076X102     3371   221657 SH       Sole                   221657
APOLLO GROUP INC CL A                           037604105     5137   132940 SH       Sole                   132940
APPLE INC COM                                   037833100      736     1227 SH       Sole                     1227
ARCHER DANIELS MIDLAND CO COM                   039483102     7547   238362 SH       Sole                   238362
ARROW ELECTRS INC COM                           042735100     6856   163345 SH       Sole                   163345
AT&T INC COM                                    00206R102     7675   245770 SH       Sole                   245770
AZZ INC COM                                     002474104     3038    58825 SH       Sole                    58825
BAKER HUGHES INC COM                            057224107     3473    82800 SH       Sole                    82800
BANK OF AMERICA CORPORATION CO                  060505104      114    11894 SH       Sole                    11894
BANK OF NEW YORK MELLON CORP C                  064058100     4747   196739 SH       Sole                   196739
BB&T CORP COM                                   054937107      391    12448 SH       Sole                    12448
BUCKEYE TECHNOLOGIES INC COM                    118255108     3233    95175 SH       Sole                    95175
C&J ENERGY SVCS INC COM                         12467B304     2092   117605 SH       Sole                   117605
CATO CORP NEW CL A                              149205106     1706    61705 SH       Sole                    61705
CENTURYLINK INC COM                             156700106     6964   180175 SH       Sole                   180175
CHEVRON CORP NEW COM                            166764100       82      769 SH       Sole                      769
CIGNA CORPORATION COM                           125509109     8770   178067 SH       Sole                   178067
CISCO SYS INC COM                               17275R102       84     3950 SH       Sole                     3950
CITY HLDG CO COM                                177835105     2776    79920 SH       Sole                    79920
CLIFFS NATURAL RESOURCES INC C                  18683K101     6826    98549 SH       Sole                    98549
COMPUTER SCIENCES CORP COM                      205363104     5312   177423 SH       Sole                   177423
CONOCOPHILLIPS COM                              20825C104     8731   114869 SH       Sole                   114869
CONVERGYS CORP COM                              212485106     4062   304253 SH       Sole                   304253
CORE MARK HOLDING CO INC COM                    218681104     3535    86347 SH       Sole                    86347
CORNING INC COM                                 219350105     4641   329648 SH       Sole                   329648
DARLING INTL INC COM                            237266101     3231   185475 SH       Sole                   185475
DEERE & CO COM                                  244199105     3537    43720 SH       Sole                    43720
DELUXE CORP COM                                 248019101     2059    87900 SH       Sole                    87900
DONNELLEY R R & SONS CO COM                     257867101     4516   364490 SH       Sole                   364490
DU PONT E I DE NEMOURS & CO CO                  263534109     6293   118964 SH       Sole                   118964
EATON CORP COM                                  278058102     7002   140510 SH       Sole                   140510
ENERGY PARTNERS LTD COM NEW                     29270U303     2981   179500 SH       Sole                   179500
ENERSYS COM                                     29275Y102     3320    95805 SH       Sole                    95805
ENPRO INDS INC COM                              29355X107     3075    74824 SH       Sole                    74824
EVEREST RE GROUP LTD COM                        G3223R108     7439    80402 SH       Sole                    80402
EXXON MOBIL CORP COM                            30231G102      476     5488 SH       Sole                     5488
FLUOR CORP NEW COM                              343412102     5818    96909 SH       Sole                    96909
FOSTER L B CO COM                               350060109     1652    57955 SH       Sole                    57955
FUSHI COPPERWELD INC COM                        36113E107     2950   390786 SH       Sole                   390786
GAP INC DEL COM                                 364760108     8562   327546 SH       Sole                   327546
GLATFELTER COM                                  377316104     2608   165250 SH       Sole                   165250
GOLDMAN SACHS GROUP INC COM                     38141G104     2964    23836 SH       Sole                    23836
HASBRO INC COM                                  418056107     4034   109860 SH       Sole                   109860
HEALTHWAYS INC COM                              422245100     1944   264120 SH       Sole                   264120
HELMERICH & PAYNE INC COM                       423452101     5475   101480 SH       Sole                   101480
HESS CORP COM                                   42809H107     6318   107184 SH       Sole                   107184
HEWLETT PACKARD CO COM                          428236103     4912   206109 SH       Sole                   206109
HOME DEPOT INC COM                              437076102      102     2027 SH       Sole                     2027
INTEGRA LIFESCIENCES HLDGS CP                   457985208     2136    61565 SH       Sole                    61565
INTEL CORP COM                                  458140100     8896   316411 SH       Sole                   316411
INTERNATIONAL BUSINESS MACHS C                  459200101      275     1316 SH       Sole                     1316
JOHNSON & JOHNSON COM                           478160104      155     2346 SH       Sole                     2346
JPMORGAN CHASE & CO COM                         46625H100     7818   170029 SH       Sole                   170029
KMG CHEMICALS INC COM                           482564101     1444    79990 SH       Sole                    79990
KNIGHT CAP GROUP INC CL A COM                   499005106     2599   201910 SH       Sole                   201910
KROGER CO COM                                   501044101     7818   322643 SH       Sole                   322643
LAKELAND FINL CORP COM                          511656100     2661   102214 SH       Sole                   102214
LEAR CORP COM NEW                               521865204     4030    86690 SH       Sole                    86690
LHC GROUP INC COM                               50187A107     1236    66720 SH       Sole                    66720
LINCOLN NATL CORP IND COM                       534187109     7554   286554 SH       Sole                   286554
MAIDEN HOLDINGS LTD SHS                         G5753U112     2823   313660 SH       Sole                   313660
MANTECH INTL CORP CL A                          564563104     2326    67505 SH       Sole                    67505
MARATHON OIL CORP COM                           565849106     7266   229207 SH       Sole                   229207
MCDONALDS CORP COM                              580135101      156     1587 SH       Sole                     1587
MEDTRONIC INC COM                               585055106     6897   175988 SH       Sole                   175988
MICROSOFT CORP COM                              594918104     8781   272248 SH       Sole                   272248
NACCO INDS INC CL A                             629579103     1851    15910 SH       Sole                    15910
NASH FINCH CO COM                               631158102     1862    65520 SH       Sole                    65520
NORANDA ALUM HLDG CORP COM                      65542W107     2463   247000 SH       Sole                   247000
NRG ENERGY INC COM NEW                          629377508     5759   367515 SH       Sole                   367515
NUTRACEUTICAL INTL CORP COM                     67060Y101     1492   102485 SH       Sole                   102485
OCEANFIRST FINL CORP COM                        675234108     2199   154435 SH       Sole                   154435
OLIN CORP COM PAR $1                            680665205     3417   157103 SH       Sole                   157103
OM GROUP INC COM                                670872100     2507    91141 SH       Sole                    91141
PAR PHARMACEUTICAL COS INC COM                  69888P106     3398    87725 SH       Sole                    87725
PEPSICO INC COM                                 713448108      279     4209 SH       Sole                     4209
PFIZER INC COM                                  717081103     8049   355461 SH       Sole                   355461
PROTECTIVE LIFE CORP COM                        743674103     3657   123465 SH       Sole                   123465
PUBLIC SVC ENTERPRISE GROUP CO                  744573106     6464   211181 SH       Sole                   211181
RAYTHEON CO COM NEW                             755111507     7687   145634 SH       Sole                   145634
REINSURANCE GROUP AMER INC COM                  759351604     7241   121765 SH       Sole                   121765
S Y BANCORP INC COM                             785060104     2072    89315 SH       Sole                    89315
SAIC INC COM                                    78390X101     3796   287599 SH       Sole                   287599
SCHLUMBERGER LTD COM                            806857108      161     2298 SH       Sole                     2298
SIERRA WIRELESS INC COM                         826516106     1016   138850 SH       Sole                   138850
SOUTHSIDE BANCSHARES INC COM                    84470P109     1536    69496 SH       Sole                    69496
STANDARD MTR PRODS INC COM                      853666105     3296   185810 SH       Sole                   185810
SYSTEMAX INC COM                                871851101     3095   183570 SH       Sole                   183570
TIMKEN CO COM                                   887389104     8484   167215 SH       Sole                   167215
TOWER GROUP INC COM                             891777104     2593   115590 SH       Sole                   115590
TTM TECHNOLOGIES  INC COM                       87305R109     2907   252585 SH       Sole                   252585
UFP TECHNOLOGIES INC COM                        902673102     2963   152331 SH       Sole                   152331
UNIT CORP COM                                   909218109     2440    57070 SH       Sole                    57070
URS CORP NEW COM                                903236107     5294   124506 SH       Sole                   124506
WELLS FARGO & CO NEW COM                        949746101     6415   187891 SH       Sole                   187891
WESTERN DIGITAL CORP COM                        958102105     8766   211802 SH       Sole                   211802
WHIRLPOOL CORP COM                              963320106     7391    96158 SH       Sole                    96158
ISHARES TR RUSSELL MIDCAP                       464287499      257     2320 SH       Sole                     2320
VANGUARD INDEX FDS MCAP VL IDX                  922908512      236     4100 SH       Sole                     4100
VANGUARD INDEX FDS MID CAP ETF                  922908629      504     6178 SH       Sole                     6178
VANGUARD INDEX FDS SM CP VAL E                  922908611      496     7053 SH       Sole                     7053
VANGUARD INDEX FDS VALUE ETF                    922908744      511     8860 SH       Sole                     8860